Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($)		3 Months Ended		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding, Redeemable Class A	1
Basic and diluted net earnings per share, Redeemable Class A	$ (5,000)
Numerator: Net Loss minus Redeemable Net Earnings
Net loss		$ (7,883,116)		$ (13,635,235)
Net Loss attributable to Non-Redeemable Class B and Class C Ordinary Shares	$ (5,000)	(7,883,116)	$ (5,752,119)	(13,635,235)
Denominator: Weighted Average Non-Redeemable Class B and Class C Ordinary Shares
Basic and diluted weighted average shares outstanding, Non-Redeemable Class B and Class C	1
Basic and diluted net loss per share, Non-Redeemable Class B and Class C	$ (5,000)
Class A Redeemable Ordinary Shares [Member]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Gain on marketable securities (net), dividends and interest, held in Trust Account		0		0
Net Earnings allocable to Redeemable Class A Ordinary Shares		$ 0		$ 0
Basic and diluted weighted average shares outstanding, Redeemable Class A		69,000,000		69,000,000
Basic and diluted net earnings per share, Redeemable Class A		$ 0.00		$ 0.00
Denominator: Weighted Average Non-Redeemable Class B and Class C Ordinary Shares
Basic and diluted weighted average shares outstanding, Non-Redeemable Class B and Class C		69,000,000		69,000,000
Basic and diluted net loss per share, Non-Redeemable Class B and Class C		$ 0.00		$ 0.00
Class B And Class C Non Redeemable Ordinary Shares [Member]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding, Redeemable Class A		29,571,430		29,571,430
Basic and diluted net earnings per share, Redeemable Class A		$ (0.27)		$ (0.46)
Denominator: Weighted Average Non-Redeemable Class B and Class C Ordinary Shares
Basic and diluted weighted average shares outstanding, Non-Redeemable Class B and Class C		29,571,430		29,571,430
Basic and diluted net loss per share, Non-Redeemable Class B and Class C		$ (0.27)		$ (0.46)